Leases - Schedule of Future lease liabilities (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2023	$ 2,814
2024	2,896
2025	2,982
2026	3,071
2027	2,892
Thereafter	0
Total	14,655
Less interest expense	(2,676)
Total	$ 11,979